PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.                          PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,164
Computer equipment	424,808	514,059	84,918
Furniture and fixtures	7,538	9,185	1,517
Leasehold improvements	15,499	19,725	3,258
Motor vehicles	4,206	6,295	1,040

	465,151	562,364	92,897
Less: accumulated depreciation	(285,860)	(321,662)	(53,135)
Less: accumulated impairment	(52)	(52)	(9)

	179,239	240,650	39,753

For the years ended December 31, 2011, 2012 and 2013, depreciation expenses (excluding Shanghai JNet) were RMB67,345,000 RMB59,890,000 and RMB59,876,000 (US$9,891,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	63,318	51,911	45,581	7,529
Sales and marketing expenses	855	712	280	46
General and administrative expenses	1,073	1,171	5,706	943
Research and development expenses	2,099	6,096	8,309	1,373

	67,345	59,890	59,876	9,891

The Company accounted for the leases of certain computer equipment and optical fibers as capital leases as the respective lease contracts included a bargain purchase option. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Optical fibers	13,100	13,100	2,164
Computer equipment	47,243	—	—

	60,343	13,100	2,164
Less: accumulated depreciation	(39,662)	(3,875)	(640)

	20,681	9,225	1,524

Depreciation of property and equipment held under capital leases was RMB8,988,000, RMB8,219,000 and RMB655,000 (US$108,000) for the years ended December 31, 2011, 2012 and 2013, respectively.